Expense Example - iShares Core Total USD Bond Market ETF - iShares Core Total USD Bond Market ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	36
Expense Example, with Redemption, 10 Years	$ 87